Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 5,470,564	R$ 5,233,932
Current [member]
IfrsStatementLineItems [Line Items]
Total	2,979,496	2,723,975
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	637,375	627,986
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	303,238	271,476
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	177,777	181,639
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Total	168,515	127,421
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Total	241,030	290,610
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	47,992	57,289
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	915,141	953,536
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,491,068	R$ 2,509,957